Madison Mosaic Funds Legal & Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, Arizona 85258
480-443-9537/800-767-8020 fax: 480-596-3303

BY EDGAR

August 19, 2009

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

    RE:  485APOS, Ultra Series Fund

Ladies and Gentlemen:

Enclosed is Form N-1A for a new Ultra Series Fund series to be known as the Equity Income Fund.

By way of background, Madison Asset Management, LLC, a subsidiary of Madison Investment Advisors, Inc. (adviser to the Madison Mosaic mutual fund family), was appointed investment adviser to the Registrant and its sister investment company, the MEMBERS Mutual Funds, on July 1, 2009.  The new "Equity Income Fund" series filed herein reflects the investment objectives, policies and risks that are substantially similar to those of the corresponding new series of the MEMBERS Mutual Funds filed pursuant to Rule 485(a) on August 7, 2009 (with an effective filing date of August 10, 2009) (EDGAR Accession number 0000310407-09-000056).  Like the MEMBERS Mutual Fund version of this fund, the objectives, policies and risks are substantially similar to those of Madison Mosaic Equity Trust's Madison Institutional Equity Option Fund series.  Otherwise, the new series' disclosures are the same as those of the other series of Ultra Series Fund.

The new series is offered by separate disclosure documents (prospectus and SAI).  Because of the change in the registrant's investment adviser on July 1, 2009, we anticipated that there may be a reassignment of review of filings from our complex.  I apologize for not checking in advance as to who the assigned staff reviewer will be for the combined complex.  However, I would be happy to email a PDF of the prospectus and SAI for the convenience of the staff and highlight the new/changed sections from existing Ultra Series Fund prospectus disclosures.

In light of the similarities between this new series and that of the new series in MEMBERS Mutual Funds filed earlier this month (proposed to be automatically effective October 25, 2009), we hereby request an accelerated effective date for this new series of November 1, 2009, rather than the full 75 days from date of filing pursuant to Rule 485(a).  The new series of MEMBERS Mutual Funds is proposed to be automatically effective October 25, 2009 pursuant to Rule 485(a), so we anticipate that any comments you may have with regard to that filing would be equally applicable to the Registrant in this instance.  We appreciate your consideration of our request.

We look forward to any comments you may have. In addition to the address and phone numbers above, you can reach me by email at richard@madisonscottsdale.com.

Finally, during the first week of September we anticipate expanding the legal and compliance staff at the Madison organization and I expect another attorney will work with the staff as this fund goes through the review process.  We will alert you when the new attorney is assigned.  In the interim, feel free to contact me anytime.

Thank you for your assistance.  I look forward to hearing from you.

Respectfully submitted,

(signature)

W. Richard Mason
General Counsel
Madison Asset Management, LLC

Enclosures

cc:

David Leahy, Esq., Counsel to the Independent Trustees